                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2009

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2009

                      USAA GROWTH & TAX STRATEGY FUND

[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

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       SEMIANNUAL REPORT
       USAA GROWTH AND TAX STRATEGY FUND
       NOVEMBER 30, 2009

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FUND OBJECTIVE

CONSERVATIVE BALANCE FOR THE INVESTOR BETWEEN INCOME, THE MAJORITY OF WHICH IS
EXEMPT FROM FEDERAL INCOME TAX, AND THE POTENTIAL FOR LONG-TERM GROWTH OF
CAPITAL TO PRESERVE PURCHASING POWER.

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TYPES OF INVESTMENTS

Invests at least a majority in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   Portfolio of Investments                                                  12

   Notes to Portfolio of Investments                                         34

   Financial Statements                                                      37

   Notes to Financial Statements                                             40

EXPENSE EXAMPLE                                                              51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"IN MY OPINION, THOSE WHO WERE DIVERSIFIED
WEATHERED THE STORM BETTER THAN THOSE              [PHOTO OF DANIEL S. MCNAMARA]
WHO WERE AGGRESSIVELY POSITIONED."

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DECEMBER 2009

As we head into 2010, I wish you a healthy and prosperous new year. I am honored to be the new president of the USAA Investment Management Company, an organization with a rich history of service and accomplishment.

At the time of this writing, the financial markets appear to be back on track --
an excellent time, in my opinion, to take stock of the past year. At the beginning of 2009, stocks seemed priced for extinction. In the fixed income market, credit spreads (or, the difference in bond yields) had widened to record levels as investors fled to the safety of U.S. Treasury securities. The U.S.
economy was in a deep recession. Home prices continued to fall and unemployment steadily increased, leading to a sharp decline in consumer spending.

In March 2009, however, world stock prices reversed course. For example, the S&P
500 Index rose 64% between the market bottom on March 6, 2009, and November 30,
2009. The fixed income market experienced record price appreciation, and the prices of oil and other commodities such as gold and precious metals increased.
The dollar weakened, making U.S. goods and services less expensive to buyers around the world. Meanwhile, the federal government's fiscal stimulus spending, including its "cash for clunkers" program, seemed to help stabilize the economy.
In the third quarter, the U.S. gross domestic product grew at 2.2%.

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2  | USAA GROWTH AND TAX STRATEGY FUND
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I believe the worst of the crisis appears to be over. Nevertheless, risk remains. And no one knows exactly what will happen next. This makes it an opportune time for all of us to take stock of our investment portfolios.
Looking back at the market decline, many investors were not appropriately positioned relative to their risk tolerance. In my opinion, those who were diversified weathered the storm better than those who were aggressively positioned.

With this in mind, I have undertaken a review of my own investment portfolio.
Like a medical exam helps me to take care of my physical health, a portfolio checkup helps me to monitor my financial health. The process gives me the opportunity to reflect on my goals, re-evaluate my risk tolerance, consider changes in my investment strategy, and reposition my portfolio accordingly. I urge you to do the same. Our trained service representatives are standing ready to assist you -- free of charge.

At USAA Investment Management Company, we stand ready to help you with your investment needs. We continue to offer what we consider an excellent value --
some of the industry's top investment talent, first-class service, and no-load mutual funds. On behalf of all us, thank you for your business and the trust you have placed in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Diversification does not guarantee a profit or prevent a loss. o Mutual fund operating expenses apply and continue throughout the life of the Fund. o Past performance is no guarantee of future results.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company              Northern Trust Investments, N.A.
  CLIFFORD A. GLADSON, CFA                        MICHAEL LIAO, CFA
  Tax-Exempt Bonds and Money                      CHRISTOPHER A. FRONK, CFA, CPA
    Market Instruments                            Blue Chip Stocks

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o HOW DID THE USAA GROWTH AND TAX STRATEGY FUND (THE FUND) PERFORM?

  For the six-month period ended November 30, 2009, the Fund had a total return of 12.79%. This compares to returns of 20.50% for the S&P 500(R) Index, 15.42%
  for the Lipper Balanced Funds Index, 12.06% for the Composite Index, and 4.75%
  for the Barclays Capital Municipal Bond Index.

  As of November 30, 2009, the Fund had a 12-month dividend yield of 3.17%, compared to 2.26% for the average fund in the Lipper Balanced Funds peer group.

o PLEASE CHARACTERIZE THE FUND'S PERFORMANCE IN LIGHT OF THE RECOVERY OF RISK
  ASSETS DURING THE REPORTING PERIOD.

  It was another solid period of performance, especially given the nature of your Fund. The Fund is unique in that in must keep more than 50% of assets in municipal bonds to pass tax-free income from those bonds to shareholders. The remainder of the Fund is invested

  Refer to page 9 for benchmark definitions.

  Past performance is no guarantee of future results.

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4  | USAA GROWTH AND TAX STRATEGY FUND

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  in an equity portfolio managed by Northern Trust Investments (NTI), which uses a tax-managed index strategy that seeks to track the return of the S&P 500
  Index while minimizing capital gains distributions.

  In periods when the S&P 500 Index significantly outpaces the returns from municipal bonds, the Fund tends to have a slight performance disadvantage compared to other funds in the Lipper Balanced Fund peer group because its peers can keep higher weightings in stocks. Having said that, our municipal bond portfolio performed well, outperforming the Barclays Capital Municipal
  Bond Index, while NTI performed roughly in line with the S&P 500 Index while harvesting capital losses that leave the Fund in a good position to continue to provide a high level of tax efficiency going forward. Finally, the Fund's distribution yield is higher than the peer group average, with most of the current income being tax-free.

o WHAT LED TO THE STRONG PERFORMANCE IN THE MUNICIPAL BOND PORTION OF THE FUND?

  We continued to focus on carefully-researched, higher-yielding investment-grade municipal bonds with maturities in the 20- to 30-year range, with the goal of continuing to provide a high level of tax-free income to shareholders. Interestingly, yields on The Bond Buyer-40 Bond Index of long-term municipal bonds actually rose slightly over the period, from 5.32%
  on May 31, 2009, to 5.43% on November 30, 2009. While bond prices and yields move in opposite directions, the bonds we owned as a group enjoyed capital appreciation as well as high current income.

  As interest rates rise, existing bond prices fall.

  The Bond Buyer-40 Bond Index represents an average of the prices of 40 recently issued municipal securities, based on quotations obtained from six municipal securities broker's brokers. The 40 component issues are selected according to defined criteria and are replaced by newer issues on a periodic basis. This index is published daily and serves as the basis for futures contracts.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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o ARE YOU CONCERNED ABOUT THE STATE OF MUNICIPAL FINANCES OR THE RISK OF
  INFLATION?

  Despite the fact that most municipal and state governments are under a lot of pressure, the consensus view--which we share--is that they are busily adjusting their fiscal plans to weather the storm. There also has been direct aid from federal stimulus programs. The tax-free market received further support from Build America Bonds, which allowed municipalities to sell bonds in the taxable market, reducing supply in our market.

  We are concerned about inflation longer term because of the huge amount of government deficit spending. However, the immediate problem the Federal
  Reserve Board is fighting is the potential for deflation. We continue to monitor the situation closely and will make adjustments to the portfolio as necessary. It's important for shareholders to keep in mind that this is a long-term fund that seeks to maximize compounding of high tax-free dividend yields.

o HOW DID THE EQUITY PORTION OF THE FUND MANAGED BY NTI PERFORM?

  As we said in May's annual report, we entered the period "in a much better position to be tax efficient in a rising market than at any point since we took over the equity portion [of the Fund] at the end of 2006."  We were able to continue to perform roughly in line with the S&P 500 Index while harvesting additional capital losses that can be used to offset any of the Fund's capital gains; this will carry forward into next year. At the same time, we reduced the active risk in the Fund, which is the risk that we won't perform in line with the S&P 500 Index due to our buying and selling stocks to achieve tax efficiency. Altogether, we had a strong six months and are well positioned moving forward to fulfill our mandate.

  On behalf of our colleagues at USAA, we thank you for your continued
  investment in the Fund. We are working hard to keep your trust.

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6  | USAA GROWTH AND TAX STRATEGY FUND

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INVESTMENT OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND (Ticker Symbol: USBLX)

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                                          11/30/09                   5/31/09
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Net Assets                             $145.8 Million            $132.8 Million
Net Asset Value Per Share                  $12.21                    $11.00

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                  AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/09
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  5/31/09 to 11/30/09*            1 Year           5 Years            10 Years
         12.79%                   21.60%            2.35%               1.56%

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   30-DAY SEC YIELD** AS OF 11/30/09                          EXPENSE RATIO***
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                 2.85%                                              0.90%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
usaa.com.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING
ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID
INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2009, AND IS
CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER
FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                        [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                BARCLAYS
                CAPITAL                                           USAA GROWTH
                MUNICIPAL     LIPPER BALANCED      COMPOSITE        AND TAX          S&P 500
               BOND INDEX       FUNDS INDEX          INDEX       STRATEGY FUND        INDEX

11/30/1999     $10,000.00       $10,000.00        $10,000.00      $10,000.00       $10,000.00
12/31/1999       9,925.45        10,295.89         10,277.41       10,176.00        10,588.96
 1/31/2000       9,882.23        10,037.24         10,031.73        9,974.96        10,056.95
 2/29/2000       9,997.08        10,013.06         10,102.62       10,116.87         9,866.57
 3/31/2000      10,215.50        10,602.62         10,645.96       10,790.74        10,831.81
 4/30/2000      10,155.15        10,408.32         10,438.36       10,534.81        10,505.92
 5/31/2000      10,102.32        10,310.38         10,272.40       10,284.83        10,290.37
 6/30/2000      10,370.02        10,474.95         10,591.61       10,517.07        10,544.06
 7/31/2000      10,514.31        10,446.40         10,586.05       10,439.17        10,379.21
 8/31/2000      10,676.36        10,912.69         11,028.90       10,798.73        11,023.91
 9/30/2000      10,620.81        10,683.03         10,706.17       10,253.69        10,441.92
10/31/2000      10,736.70        10,673.58         10,702.27       10,356.29        10,397.78
11/30/2000      10,817.93        10,286.13         10,277.25       10,036.43         9,578.02
12/31/2000      11,085.22        10,541.79         10,474.26       10,108.55         9,624.90
 1/31/2001      11,195.05        10,765.52         10,659.44       10,199.73         9,966.39
 2/28/2001      11,230.55        10,347.64         10,198.76        9,707.37         9,057.63
 3/31/2001      11,331.20        10,013.48          9,935.69        9,342.70         8,483.83
 4/30/2001      11,208.42        10,433.71         10,234.60        9,673.53         9,143.11
 5/31/2001      11,329.11        10,526.64         10,322.56        9,722.54         9,204.37
 6/30/2001      11,404.91        10,365.35         10,232.05        9,606.37         8,980.35
 7/31/2001      11,573.85        10,357.85         10,241.61        9,668.11         8,891.94
 8/31/2001      11,764.50        10,063.08         10,040.06        9,291.51         8,335.29
 9/30/2001      11,725.03         9,579.49          9,624.49        8,817.36         7,662.19
10/31/2001      11,864.73         9,739.81          9,786.81        9,004.16         7,808.31
11/30/2001      11,764.71        10,127.59         10,050.02        9,359.10         8,407.25
12/31/2001      11,653.41        10,200.63         10,051.60        9,268.52         8,480.90
 1/31/2002      11,855.54        10,111.16         10,053.72        9,299.90         8,357.14
 2/28/2002      11,998.37        10,042.46         10,033.35        9,180.67         8,195.97
 3/31/2002      11,763.24        10,262.03         10,103.45        9,325.31         8,504.21
 4/30/2002      11,993.15        10,015.77          9,938.20        9,003.31         7,988.62
 5/31/2002      12,066.03        10,011.10          9,934.25        8,984.37         7,929.77
 6/30/2002      12,193.61         9,584.01          9,646.78        8,599.56         7,364.93
 7/31/2002      12,350.43         9,092.80          9,358.50        8,465.99         6,790.80
 8/31/2002      12,498.90         9,186.09          9,443.15        8,542.31         6,835.39
 9/30/2002      12,772.66         8,637.64          9,096.58        8,277.07         6,092.52
10/31/2002      12,560.92         8,997.69          9,344.21        8,526.92         6,628.76
11/30/2002      12,508.72         9,362.72          9,531.05        8,629.42         7,018.93
12/31/2002      12,772.66         9,110.34          9,394.31        8,497.25         6,606.58
 1/31/2003      12,740.29         8,973.87          9,243.85        8,374.29         6,433.51
 2/28/2003      12,918.42         8,906.57          9,255.60        8,413.12         6,336.98
 3/31/2003      12,926.14         8,942.92          9,286.10        8,548.62         6,398.51
 4/30/2003      13,011.55         9,426.87          9,664.27        8,854.86         6,925.56
 5/31/2003      13,316.21         9,843.81         10,011.11        9,115.49         7,290.44
 6/30/2003      13,259.62         9,918.46         10,032.93        9,160.84         7,383.45
 7/31/2003      12,795.63         9,941.44          9,936.07        9,049.44         7,513.63
 8/31/2003      12,891.06        10,109.27         10,067.54        9,141.18         7,660.16
 9/30/2003      13,270.06        10,122.10         10,154.61        9,252.58         7,578.81
10/31/2003      13,203.24        10,456.05         10,379.33        9,443.83         8,007.54
11/30/2003      13,340.85        10,548.62         10,482.17        9,522.97         8,078.00
12/31/2003      13,451.32        10,926.59         10,772.95        9,784.98         8,501.65
 1/31/2004      13,528.37        11,089.75         10,865.97        9,871.22         8,657.69
 2/29/2004      13,731.96        11,240.89         11,016.06        9,970.73         8,778.03
 3/31/2004      13,684.14        11,187.27         10,899.08        9,870.05         8,645.60
 4/30/2004      13,360.06        10,952.16         10,691.60        9,676.52         8,509.88
 5/31/2004      13,311.62        11,000.52         10,727.26        9,749.93         8,626.66
 6/30/2004      13,360.06        11,172.51         10,839.65        9,843.10         8,794.41
 7/31/2004      13,535.88        10,962.18         10,719.15        9,587.95         8,503.34
 8/31/2004      13,807.14        11,028.86         10,824.91        9,641.67         8,537.74
 9/30/2004      13,880.43        11,192.70         10,917.50        9,891.03         8,630.20
10/31/2004      13,999.88        11,313.74         11,034.69       10,120.58         8,762.05
11/30/2004      13,884.40        11,618.50         11,198.08       10,390.64         9,116.58
12/31/2004      14,053.96        11,908.52         11,443.60       10,698.46         9,426.80
 1/31/2005      14,185.30        11,755.12         11,374.55       10,530.38         9,197.02
 2/28/2005      14,138.11        11,921.42         11,463.72       10,610.77         9,390.57
 3/31/2005      14,048.95        11,757.29         11,316.73       10,433.63         9,224.28
 4/30/2005      14,270.50        11,616.00         11,283.16       10,396.89         9,049.33
 5/31/2005      14,371.36        11,882.37         11,507.00       10,764.27         9,337.27
 6/30/2005      14,460.52        11,967.75         11,562.74       10,934.54         9,350.52
 7/31/2005      14,395.16        12,233.70         11,743.04       11,163.57         9,698.26
 8/31/2005      14,540.50        12,269.09         11,751.58       11,126.63         9,609.77
 9/30/2005      14,442.57        12,317.73         11,775.56       11,219.50         9,687.60
10/31/2005      14,354.86        12,124.32         11,670.31       11,093.27         9,526.10
11/30/2005      14,423.77        12,418.67         11,916.40       11,360.58         9,886.40
12/31/2005      14,547.81        12,527.45         11,990.25       11,450.19         9,889.84
 1/31/2006      14,587.07        12,826.49         12,171.25       11,569.79        10,151.70
 2/28/2006      14,685.00        12,810.44         12,193.30       11,641.55        10,179.25
 3/31/2006      14,583.73        12,935.18         12,265.39       11,638.84        10,305.95
 4/30/2006      14,578.71        13,076.22         12,322.16       11,703.06        10,444.34
 5/31/2006      14,643.66        12,816.95         12,170.97       11,558.57        10,143.74
 6/30/2006      14,588.53        12,809.28         12,151.04       11,535.29        10,157.49
 7/31/2006      14,762.05        12,869.07         12,206.04       11,640.38        10,220.14
 8/31/2006      14,981.10        13,116.57         12,446.97       11,842.47        10,463.31
 9/30/2006      15,085.30        13,305.65         12,619.74       12,033.99        10,732.96
10/31/2006      15,179.89        13,615.63         12,867.42       12,253.68        11,082.70
11/30/2006      15,306.44        13,877.91         13,045.59       12,408.28        11,293.45
12/31/2006      15,252.35        13,980.54         13,086.40       12,464.37        11,451.87
 1/31/2007      15,213.31        14,131.32         13,177.15       12,543.32        11,625.06
 2/28/2007      15,413.77        14,077.39         13,145.92       12,490.69        11,397.69
 3/31/2007      15,375.76        14,198.17         13,193.38       12,537.23        11,525.17
 4/30/2007      15,421.29        14,606.53         13,483.58       12,828.59        12,035.68
 5/31/2007      15,353.00        14,920.37         13,679.44       13,022.83        12,455.66
 6/30/2007      15,273.44        14,780.97         13,559.42       12,875.38        12,248.74
 7/31/2007      15,391.84        14,529.00         13,405.80       12,706.56        11,868.97
 8/31/2007      15,325.44        14,646.45         13,415.93       12,733.21        12,046.88
 9/30/2007      15,552.21        15,060.24         13,751.07       13,069.27        12,497.42
10/31/2007      15,621.54        15,325.07         13,917.18       13,185.56        12,696.21
11/30/2007      15,721.15        14,965.79         13,657.91       12,881.42        12,165.43
12/31/2007      15,764.79        14,893.10         13,613.81       12,780.15        12,081.03
 1/31/2008      15,963.58        14,400.75         13,305.62       12,437.67        11,356.39
 2/29/2008      15,232.73        14,213.38         12,790.19       11,869.86        10,987.47
 3/31/2008      15,668.11        14,104.76         12,882.14       12,045.74        10,940.03
 4/30/2008      15,851.45        14,572.37         13,281.02       12,417.91        11,472.84
 5/31/2008      15,947.29        14,733.35         13,450.84       12,526.84        11,621.45
 6/30/2008      15,767.29        13,954.42         12,848.55       11,937.86        10,641.71
 7/31/2008      15,827.23        13,777.69         12,752.59       11,846.38        10,552.26
 8/31/2008      16,012.45        13,830.08         12,893.17       12,020.19        10,704.89
 9/30/2008      15,261.54        12,785.20         11,961.11       11,130.56         9,751.01
10/31/2008      15,105.76        11,146.60         10,782.17       10,005.52         8,113.35
11/30/2008      15,153.79        10,638.81         10,300.91        9,599.76         7,531.18
12/31/2008      15,374.72        10,994.80         10,371.26        9,546.35         7,611.31
 1/31/2009      15,937.48        10,485.85         10,227.14        9,425.16         6,969.78
 2/28/2009      16,021.21         9,807.59          9,793.02        9,089.54         6,227.65
 3/31/2009      16,024.14        10,353.08         10,181.92        9,408.79         6,773.17
 4/30/2009      16,344.25        11,066.21         10,838.27        9,945.09         7,421.42
 5/31/2009      16,517.15        11,621.39         11,281.36       10,349.67         7,836.52
 6/30/2009      16,362.42        11,649.14         11,215.60       10,323.40         7,852.07
 7/31/2009      16,636.18        12,349.07         11,727.56       10,769.36         8,445.98
 8/31/2009      16,920.59        12,679.54         12,079.51       11,054.01         8,750.91
 9/30/2009      17,527.83        13,084.97         12,597.91       11,615.66         9,077.46
10/31/2009      17,159.89        12,931.99         12,303.50       11,338.41         8,908.83
11/30/2009      17,301.68        13,413.40         12,642.45       11,673.02         9,443.21

                                         [END CHART]

                    Data from 11/30/99 to 11/30/09.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Growth and Tax Strategy Fund to the following benchmarks:

o The unmanaged Barclays Capital Municipal Bond Index is a benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

o The unmanaged Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

o The Composite Index is comprised of 51% of the Lipper General Municipal Debt
  Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged
  Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit categories. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the 30 largest funds within this category.
  This category includes funds that, by portfolio practice, invest at least 75%
  of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index.
  Large-cap core funds have more latitude in the companies in which they invest.
  These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales growth figure, compared to the S&P 500 Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                                TOP 10 INDUSTRIES
                                 AS OF 11/30/09
                                (% of Net Assets)

            Integrated Oil & Gas ............................ 3.5%
            Pharmaceuticals ................................. 3.1%
            Computer Hardware ............................... 2.5%
            Systems Software ................................ 1.8%
            Other Diversified Financial Services ............ 1.7%
            Aerospace & Defense ............................. 1.3%
            Household Products .............................. 1.3%
            Integrated Telecommunication Services ........... 1.3%
            Communications Equipment ........................ 1.2%
            Soft Drinks ..................................... 1.2%

                         TOP 5 TAX-EXEMPT BOND HOLDINGS
                                 AS OF 11/30/09
                                (% of Net Assets)

            Lewisville ...................................... 3.8%
            New York City Trust for Cultural Resources ...... 2.8%
            Hospital Finance Auth. .......................... 2.8%
            Detroit Sewage Disposal ......................... 2.4%
            Mashantucket (Western) Pequot Tribe ............. 2.3%

                         TOP 5 BLUE CHIP STOCK HOLDINGS
                                 AS OF 11/30/09
                                (% of Net Assets)

            Exxon Mobil Corp. ............................... 1.7%
            Microsoft Corp. ................................. 1.1%
            Procter & Gamble Co. ............................ 0.9%
            Apple, Inc. ..................................... 0.9%
            Johnson & Johnson ............................... 0.9%

You will find a complete list of securities that the Fund owns on pages 12-33.

================================================================================

10  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

                       o ASSET ALLOCATION -- 11/30/2009 o

                         [PIE CHART OF ASSET ALLOCATION]

            TAX-EXEMPT BONDS                                 53.6%
            BLUE CHIP STOCKS                                 46.9%
            TAX-EXEMPT MONEY MARKET INSTRUMENTS               1.4%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2009 (unaudited)

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------

            TAX-EXEMPT SECURITIES (55.0%)

            TAX-EXEMPT BONDS (53.6%)

            ARIZONA (1.4%)
   $2,250   Univ. Medical Center Corp.                          5.00%        7/01/2035     $  2,039
                                                                                           --------
            ARKANSAS (1.8%)
    2,500   Conway Health Facilities Board                      6.40         8/01/2029        2,559
                                                                                           --------
            CALIFORNIA (0.5%)
    4,435   West Contra Costa USD (INS)                         5.05(a)      8/01/2034          803
                                                                                           --------
            COLORADO (0.3%)
      500   Univ. of Colorado Hospital Auth.                    5.00        11/15/2037          471
                                                                                           --------
            CONNECTICUT (2.3%)
    6,000   Mashantucket (Western) Pequot Tribe,
             acquired 9/21/1999; $5,583(b),(c)                  5.75         9/01/2027        3,300
                                                                                           --------
            FLORIDA (2.1%)
    3,000   Orlando (INS)                                       5.13        11/01/2027        3,122
                                                                                           --------
            HAWAII (0.8%)
    1,000   State (INS)                                         5.25         9/01/2019        1,122
                                                                                           --------
            INDIANA (3.8%)
    1,250   Finance Auth.                                       5.38        11/01/2032        1,257
      550   Health and Educational Facility Financing Auth.     5.25         2/15/2036          491
    1,000   Health and Educational Facility Financing Auth.     5.00         2/15/2039          885
    3,000   Rockport (INS)                                      4.63         6/01/2025        2,864
                                                                                           --------
                                                                                              5,497
                                                                                           --------
            KENTUCKY (0.7%)
    1,000   Economic Dev. Finance Auth. (INS)                   6.00        12/01/2033        1,087
                                                                                           --------
            LOUISIANA (1.2%)
      985   Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                       6.55         9/01/2025          854
    1,000   Parish of St. John the Baptist                      5.13         6/01/2037          878
                                                                                           --------
                                                                                              1,732
                                                                                           --------
            MAINE (0.4%)
      595   Health and Higher Educational Facilities Auth. (INS)5.75         7/01/2030          610
                                                                                           --------

================================================================================

12  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------

            MICHIGAN (7.2%)
   $3,500   Detroit Sewage Disposal (INS)(PRE)(d)               5.75%        7/01/2026     $  3,551
    3,000   Hospital Finance Auth. (INS)                        5.00        11/15/2026        2,950
    4,000   Hospital Finance Auth.                              6.25        10/01/2027        4,000
                                                                                           --------
                                                                                             10,501
                                                                                           --------
            MISSOURI (0.9%)
    1,500   Health and Educational Facility Financing Auth.     5.38         2/01/2035        1,314
                                                                                           --------
            NEW JERSEY (2.1%)
    2,000   EDA                                                 5.00         9/01/2033        2,050
    1,000   Middlesex County Improvement Auth.                  5.00         8/15/2023        1,017
                                                                                           --------
                                                                                              3,067
                                                                                           --------
            NEW MEXICO (0.6%)
    1,000   Farmington                                          4.88         4/01/2033          833
                                                                                           --------
            NEW YORK (10.1%)
    1,000   Dormitory Auth.                                     5.50         5/01/2037        1,003
    3,000   MTA                                                 5.00        11/15/2030        3,051
      295   New York City                                       6.00         5/15/2020          301
    1,000   New York City                                       5.25         8/15/2023        1,092
    1,500   New York City Housing Dev. Corp. (INS)              5.00         7/01/2025        1,555
    1,500   New York City Municipal Water Finance Auth.         5.00         6/15/2037        1,526
    4,000   New York City Trust for Cultural Resources(e)       5.00        12/01/2039        4,016
    8,455   Oneida County IDA (INS)                             4.65(a)      7/01/2035        2,121
                                                                                           --------
                                                                                             14,665
                                                                                           --------
            NORTH CAROLINA (0.8%)
    1,000   Charlotte-Mecklenberg Hospital Auth. (PRE)          4.88         1/15/2032        1,162
                                                                                           --------
            RHODE ISLAND (0.1%)
      205   Housing and Mortgage Finance Corp.                  6.85        10/01/2024          205
                                                                                           --------
            TENNESSEE (0.3%)
    2,000   Knox County Health, Educational and Housing
               Facilities Board                                 5.01(a)      1/01/2035          385
                                                                                           --------
            TEXAS (13.7%)
    3,000   El Paso (INS)                                       4.75         8/15/2033        2,975
    2,000   Hidalgo County Health Services Corp.                5.00         8/15/2026        1,818
    3,000   Houston Utility Systems (INS)(d)                    5.13         5/15/2028        3,096
    5,675   Lewisville (INS)                                    5.80         9/01/2025        5,509
    1,500   Manor ISD (NBGA)                                    5.00         8/01/2037        1,542
    2,000   Pflugerville (INS)                                  5.00         8/01/2028        2,042
    1,500   Public Finance Auth. (INS)                          5.00         2/15/2036        1,199

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)       SECURITY                                            RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------

   $1,000   San Leanna Education Facilities Corp.               4.75%        6/01/2032     $    872
    1,000   Transportation Commission                           4.50         4/01/2033          982
                                                                                           --------
                                                                                             20,035
                                                                                           --------
            WASHINGTON (1.6%)
    1,500   Economic Dev. Finance Auth. (INS)                   5.00         6/01/2038        1,506
    1,000   Vancouver Downtown Redevelopment Auth. (INS)        5.00         1/01/2023          770
                                                                                           --------
                                                                                              2,276
                                                                                           --------
            WEST VIRGINIA (0.9%)
    1,500   Pleasants County                                    5.25        10/15/2037        1,373
                                                                                           --------
            Total Tax-Exempt Bonds (cost: $82,504)                                           78,158
                                                                                           --------
            TAX-EXEMPT MONEY MARKET INSTRUMENTS (1.4%)

            VARIABLE-RATE DEMAND NOTES (1.3%)

            CALIFORNIA (1.3%)
    2,000   State Economic Recovery (LIQ)                       0.24         7/01/2023        2,000
                                                                                           --------

---------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------

            MONEY MARKET FUNDS (0.1%)
   72,619   SSgA Tax Free Money Market Fund, 0.01%(f)                                            73
                                                                                           --------
            Total Tax-Exempt Money Market Instruments (cost: $2,073)                          2,073
                                                                                           --------
            Total Tax-exempt Securities (cost: $84,577)                                      80,231
                                                                                           --------
            BLUE CHIP STOCKS (46.9%)

            CONSUMER DISCRETIONARY (4.4%)
            -----------------------------
            ADVERTISING (0.1%)
    2,760   Interpublic Group of Companies, Inc.*                                                17
    1,760   Omnicom Group, Inc.                                                                  65
                                                                                           --------
                                                                                                 82
                                                                                           --------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    2,260   Coach, Inc.                                                                          79
      420   Polo Ralph Lauren Corp.                                                              32
      650   VF Corp.                                                                             47
                                                                                           --------
                                                                                                158
                                                                                           --------
            APPAREL RETAIL (0.2%)
      750   Abercrombie & Fitch Co. "A"                                                          30
    3,060   Gap, Inc.                                                                            66

================================================================================

14  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

    1,450   Limited Brands, Inc.                                                           $     24
    3,010   TJX Companies, Inc.                                                                 115
                                                                                           --------
                                                                                                235
                                                                                           --------
            AUTO PARTS & EQUIPMENT (0.1%)
    4,330   Johnson Controls, Inc.                                                              117
                                                                                           --------
            AUTOMOBILE MANUFACTURERS (0.1%)
   22,821   Ford Motor Co.*                                                                     203
                                                                                           --------
            AUTOMOTIVE RETAIL (0.1%)
      920   AutoNation, Inc.*                                                                    16
      300   AutoZone, Inc.*                                                                      45
      240   O'Reilly Automotive, Inc.*                                                            9
                                                                                           --------
                                                                                                 70
                                                                                           --------
            BROADCASTING (0.1%)
    5,840   CBS Corp. "B"                                                                        75
                                                                                           --------
            CABLE & SATELLITE (0.4%)
   18,762   Comcast Corp. "A"                                                                   275
    6,660   DIRECTV "A"*                                                                        211
      630   Scripps Networks Interactive "A"                                                     25
    1,939   Time Warner Cable, Inc.                                                              81
                                                                                           --------
                                                                                                592
                                                                                           --------
            CASINOS & GAMING (0.1%)
    2,100   International Game Technology                                                        40
      490   Wynn Resorts Ltd.                                                                    31
                                                                                           --------
                                                                                                 71
                                                                                           --------
            COMPUTER & ELECTRONICS RETAIL (0.1%)
    2,800   Best Buy Co., Inc.                                                                  120
      960   GameStop Corp. "A"*                                                                  24
      970   RadioShack Corp.                                                                     18
                                                                                           --------
                                                                                                162
                                                                                           --------
            CONSUMER ELECTRONICS (0.0%)
      510   Harman International Industries, Inc.                                                19
                                                                                           --------
            DEPARTMENT STORES (0.2%)
    1,710   J.C. Penney Co., Inc.                                                                49
    2,160   Kohl's Corp.*                                                                       115
    2,970   Macy's, Inc.                                                                         49
    1,370   Nordstrom, Inc.                                                                      46
      470   Sears Holdings Corp.*                                                                33
                                                                                           --------
                                                                                                292
                                                                                           --------
            DISTRIBUTORS (0.0%)
    1,160   Genuine Parts Co.                                                                    42
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            EDUCATION SERVICES (0.0%)
      980   Apollo Group, Inc. "A"*                                                        $     56
                                                                                           --------
            FOOTWEAR (0.1%)
    2,810   NIKE, Inc. "B"                                                                      182
                                                                                           --------
            GENERAL MERCHANDISE STORES (0.2%)
      600   Big Lots, Inc.*                                                                      14
    1,230   Family Dollar Stores, Inc.                                                           38
    5,330   Target Corp.                                                                        248
                                                                                           --------
                                                                                                300
                                                                                           --------
            HOME FURNISHINGS (0.0%)
    1,100   Leggett & Platt, Inc.                                                                21
                                                                                           --------
            HOME IMPROVEMENT RETAIL (0.4%)
   12,080   Home Depot, Inc.                                                                    331
   10,460   Lowe's Companies, Inc.                                                              228
      710   Sherwin-Williams Co.                                                                 43
                                                                                           --------
                                                                                                602
                                                                                           --------
            HOMEBUILDING (0.0%)
    2,350   D.R. Horton, Inc.                                                                    24
      470   KB Home                                                                               6
    1,840   Pulte Homes, Inc.                                                                    17
                                                                                           --------
                                                                                                 47
                                                                                           --------
            HOMEFURNISHING RETAIL (0.1%)
    2,070   Bed Bath & Beyond, Inc.*                                                             77
                                                                                           --------
            HOTELS, RESORTS, & CRUISE LINES (0.1%)
    2,990   Carnival Corp.*                                                                      96
    1,777   Marriott International, Inc. "A"                                                     46
    1,570   Starwood Hotels & Resorts Worldwide, Inc.                                            50
    1,270   Wyndham Worldwide Corp.                                                              23
                                                                                           --------
                                                                                                215
                                                                                           --------
            HOUSEHOLD APPLIANCES (0.1%)
      520   Black & Decker Corp.                                                                 31
      610   Stanley Works                                                                        30
      570   Whirlpool Corp.                                                                      42
                                                                                           --------
                                                                                                103
                                                                                           --------
            HOUSEWARES & SPECIALTIES (0.1%)
    1,070   Fortune Brands, Inc.                                                                 41
    2,370   Newell Rubbermaid, Inc.                                                              35
                                                                                           --------
                                                                                                 76
                                                                                           --------

================================================================================

16  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            INTERNET RETAIL (0.3%)
    2,370   Amazon.com, Inc.*                                                              $    322
    1,800   Expedia, Inc.*                                                                       46
      290   Priceline.com, Inc.*                                                                 62
                                                                                           --------
                                                                                                430
                                                                                           --------
            LEISURE PRODUCTS (0.0%)
    1,440   Hasbro, Inc.                                                                         43
    1,240   Mattel, Inc.                                                                         24
                                                                                           --------
                                                                                                 67
                                                                                           --------
            MOTORCYCLE MANUFACTURERS (0.0%)
    1,720   Harley-Davidson, Inc.                                                                50
                                                                                           --------

            MOVIES & ENTERTAINMENT (0.7%)
   15,930   News Corp. "A"                                                                      182
    8,393   Time Warner, Inc.                                                                   258
    4,590   Viacom, Inc. "B"*                                                                   136
   13,495   Walt Disney Co.                                                                     408
                                                                                           --------
                                                                                                984
                                                                                           --------
            PHOTOGRAPHIC PRODUCTS (0.0%)
    1,900   Eastman Kodak Co.*                                                                    8
                                                                                           --------

            PUBLISHING (0.1%)
    1,980   Gannett Co., Inc.                                                                    19
    2,160   McGraw-Hill Companies, Inc.                                                          65
      300   Meredith Corp.                                                                        8
    1,000   New York Times Co. "A"*                                                               8
       50   Washington Post Co. "B"                                                              21
                                                                                           --------
                                                                                                121
                                                                                           --------
            RESTAURANTS (0.5%)
    7,930   McDonald's Corp.                                                                    502
    6,180   Starbucks Corp.*                                                                    135
    3,350   Yum! Brands, Inc.                                                                   118
                                                                                           --------
                                                                                                755
                                                                                           --------
            SPECIALIZED CONSUMER SERVICES (0.0%)
    2,610   H&R Block, Inc.                                                                      53
                                                                                           --------

            SPECIALTY STORES (0.1%)
    2,330   Office Depot, Inc.*                                                                  14
    4,350   Staples, Inc.                                                                       102
      720   Tiffany & Co.                                                                        31
                                                                                           --------
                                                                                                147
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            TIRES & RUBBER (0.0%)
    1,760   Goodyear Tire & Rubber Co.*                                                    $     24
                                                                                           --------
            Total Consumer Discretionary                                                      6,436
                                                                                           --------
            CONSUMER STAPLES (5.5%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
    4,660   Archer-Daniels-Midland Co.                                                          144
                                                                                           --------
            BREWERS (0.0%)
      920   Molson Coors Brewing Co. "B"                                                         42
                                                                                           --------
            DISTILLERS & VINTNERS (0.0%)
      320   Brown-Forman Corp. "B"                                                               16
    1,440   Constellation Brands, Inc. "A"*                                                      25
                                                                                           --------
                                                                                                 41
                                                                                           --------
            DRUG RETAIL (0.4%)
   10,232   CVS Caremark Corp.                                                                  317
    7,230   Walgreen Co.                                                                        281
                                                                                           --------
                                                                                                598
                                                                                           --------
            FOOD DISTRIBUTORS (0.1%)
    4,290   Sysco Corp.                                                                         116
                                                                                           --------
            FOOD RETAIL (0.2%)
    4,700   Kroger Co.                                                                          107
    2,940   Safeway, Inc.                                                                        66
      400   SUPERVALU, Inc.                                                                       6
    1,070   Whole Foods Market, Inc.*                                                            27
                                                                                           --------
                                                                                                206
                                                                                           --------
            HOUSEHOLD PRODUCTS (1.3%)
      990   Clorox Co.                                                                           59
    3,610   Colgate-Palmolive Co.                                                               304
    2,620   Kimberly-Clark Corp.                                                                173
   20,673   Procter & Gamble Co.                                                              1,289
                                                                                           --------
                                                                                              1,825
                                                                                           --------
            HYPERMARKETS & SUPER CENTERS (0.7%)
    2,970   Costco Wholesale Corp.                                                              178
   15,290   Wal-Mart Stores, Inc.                                                               834
                                                                                           --------
                                                                                              1,012
                                                                                           --------
            PACKAGED FOODS & MEAT (0.7%)
    1,310   Campbell Soup Co.                                                                    46
    3,840   ConAgra Foods, Inc.                                                                  85
    1,310   Dean Foods Co.*                                                                      21
    2,840   General Mills, Inc.                                                                 193
    2,125   H.J. Heinz Co.                                                                       90

================================================================================

18  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

      910   Hershey Co.                                                                    $     32
      828   J.M. Smucker Co.                                                                     49
    1,830   Kellogg Co.                                                                          96
   10,440   Kraft Foods, Inc. "A"                                                               277
    1,120   McCormick & Co., Inc.                                                                40
    5,070   Sara Lee Corp.                                                                       62
      720   Tyson Foods, Inc. "A"                                                                 9
                                                                                           --------
                                                                                              1,000
                                                                                           --------
            PERSONAL PRODUCTS (0.1%)
    3,050   Avon Products, Inc.                                                                 105
      840   Estee Lauder Companies, Inc. "A"                                                     39
                                                                                           --------
                                                                                                144
                                                                                           --------
            SOFT DRINKS (1.2%)
   16,420   Coca-Cola Co.                                                                       939
    2,700   Coca-Cola Enterprises, Inc.                                                          53
    1,960   Dr. Pepper Snapple Group, Inc.*                                                      51
    1,150   Pepsi Bottling Group, Inc.                                                           44
   10,660   PepsiCo, Inc.                                                                       663
                                                                                           --------
                                                                                              1,750
                                                                                           --------
            TOBACCO (0.7%)
   14,680   Altria Group, Inc.                                                                  276
    1,225   Lorillard, Inc.                                                                      96
   13,560   Philip Morris International, Inc.                                                   652
      980   Reynolds American, Inc.                                                              49
                                                                                           --------
                                                                                              1,073
                                                                                           --------
            Total Consumer Staples                                                            7,951
                                                                                           --------
            ENERGY (5.6%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
    1,050   CONSOL Energy, Inc.                                                                  48
      720   Massey Energy Co.                                                                    27
    1,920   Peabody Energy Corp.                                                                 86
                                                                                           --------
                                                                                                161
                                                                                           --------
            INTEGRATED OIL & GAS (3.5%)
   14,280   Chevron Corp.                                                                     1,114
   10,510   ConocoPhillips                                                                      544
   34,090   Exxon Mobil Corp.                                                                 2,559
    2,130   Hess Corp.                                                                          124
    5,130   Marathon Oil Corp.                                                                  167
    1,400   Murphy Oil Corp.                                                                     79
    6,250   Occidental Petroleum Corp.                                                          505
                                                                                           --------
                                                                                              5,092
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            OIL & GAS DRILLING (0.1%)
      510   Diamond Offshore Drilling, Inc.                                                $     51
      710   ENSCO International, Inc.                                                            31
    2,180   Nabors Industries Ltd.*                                                              45
      960   Rowan Companies, Inc.*                                                               24
                                                                                           --------
                                                                                                151
                                                                                           --------
            OIL & GAS EQUIPMENT & SERVICES (0.8%)
    2,257   Baker Hughes, Inc.                                                                   92
    2,500   BJ Services Co.                                                                      47
    1,400   Cameron International Corp.*                                                         53
      920   FMC Technologies, Inc.*                                                              50
    5,590   Halliburton Co.                                                                     164
    3,080   National-Oilwell Varco, Inc.                                                        132
    8,310   Schlumberger Ltd.                                                                   531
    2,020   Smith International, Inc.                                                            55
                                                                                           --------
                                                                                              1,124
                                                                                           --------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    3,330   Anadarko Petroleum Corp.                                                            198
    2,120   Apache Corp.                                                                        202
      700   Cabot Oil & Gas Corp.                                                                27
    4,790   Chesapeake Energy Corp.                                                             115
    1,440   Denbury Resources, Inc.*                                                             19
    3,190   Devon Energy Corp.                                                                  215
    2,090   EOG Resources, Inc.                                                                 181
    1,270   Noble Energy, Inc.                                                                   83
    1,020   Pioneer Natural Resources Co.                                                        42
    1,130   Range Resources Corp.                                                                53
    2,200   Southwestern Energy Co.*                                                             97
    3,972   XTO Energy, Inc.                                                                    168
                                                                                           --------
                                                                                              1,400
                                                                                           --------
            OIL & GAS REFINING & MARKETING (0.1%)
    1,000   Sunoco, Inc.                                                                         25
    3,590   Valero Energy Corp.                                                                  57
                                                                                           --------
                                                                                                 82
                                                                                           --------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    3,415   El Paso Corp.                                                                        33
    4,910   Spectra Energy Corp.                                                                 95
    4,220   Williams Companies, Inc.                                                             84
                                                                                           --------
                                                                                                212
                                                                                           --------
            Total Energy                                                                      8,222
                                                                                           --------

================================================================================

20  | USAA GROWTH AND TAX STRATEGY FUND


================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            FINANCIALS (6.8%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    2,195   Ameriprise Financial, Inc.                                                     $     84
    9,445   Bank of New York Mellon Corp.                                                       252
      770   Federated Investors, Inc. "B"                                                        20
    1,110   Franklin Resources, Inc.                                                            120
    3,300   Invesco Ltd. ADR                                                                     73
    1,180   Janus Capital Group, Inc.                                                            15
    1,220   Legg Mason, Inc.                                                                     34
    1,420   Northern Trust Corp.(g)                                                              70
    3,500   State Street Corp.                                                                  145
    2,210   T. Rowe Price Group, Inc.                                                           108
                                                                                           --------
                                                                                                921
                                                                                           --------
            CONSUMER FINANCE (0.4%)
    9,220   American Express Co.                                                                386
    3,560   Capital One Financial Corp.                                                         137
    3,520   Discover Financial Services                                                          54
    4,030   SLM Corp.*                                                                           44
                                                                                           --------
                                                                                                621
                                                                                           --------
            DIVERSIFIED BANKS (0.9%)
    1,300   Comerica, Inc.                                                                       37
   13,540   U.S. Bancorp                                                                        327
   33,080   Wells Fargo & Co.                                                                   927
                                                                                           --------
                                                                                              1,291
                                                                                           --------
            INSURANCE BROKERS (0.1%)
    1,990   Aon Corp.                                                                            77
    3,710   Marsh & McLennan Companies, Inc.                                                     84
                                                                                           --------
                                                                                                161
                                                                                           --------
            INVESTMENT BANKING & BROKERAGE (0.7%)
    6,900   Charles Schwab Corp.                                                                127
    9,720   E*TRADE Financial Corp.*                                                             16
    3,790   Goldman Sachs Group, Inc.                                                           643
    7,320   Morgan Stanley                                                                      231
                                                                                           --------
                                                                                              1,017
                                                                                           --------
            LIFE & HEALTH INSURANCE (0.5%)
    3,460   AFLAC, Inc.                                                                         159
    2,199   Lincoln National Corp.                                                               50
    5,370   MetLife, Inc.                                                                       184
    2,260   Principal Financial Group, Inc.                                                      57
    3,005   Prudential Financial, Inc.                                                          150

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

      665   Torchmark Corp.                                                                $     29
    2,390   Unum Group                                                                           46
                                                                                           --------
                                                                                                675
                                                                                           --------
            MULTI-LINE INSURANCE (0.2%)
      970   American International Group, Inc.*                                                  28
      700   Assurant, Inc.                                                                       21
    3,680   Genworth Financial, Inc. "A"*                                                        40
    2,730   Hartford Financial Services Group, Inc.                                              67
    2,636   Loews Corp.                                                                          93
                                                                                           --------
                                                                                                249
                                                                                           --------
            MULTI-SECTOR HOLDINGS (0.0%)
    1,340   Leucadia National Corp.*                                                             29
                                                                                           --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
   54,763   Bank of America Corp.                                                               868
   92,380   Citigroup, Inc.                                                                     380
   28,039   JPMorgan Chase & Co.                                                              1,191
                                                                                           --------
                                                                                              2,439
                                                                                           --------
            PROPERTY & CASUALTY INSURANCE (0.4%)
    3,880   Allstate Corp.                                                                      110
    2,920   Chubb Corp.                                                                         147
    1,410   Cincinnati Financial Corp.                                                           36
    1,110   MBIA, Inc.*                                                                           4
    4,790   Progressive Corp.*                                                                   80
    4,110   Travelers Companies, Inc.                                                           215
    2,830   XL Capital Ltd. "A"                                                                  52
                                                                                           --------
                                                                                                644
                                                                                           --------
            REAL ESTATE SERVICES (0.0%)
    1,830   CB Richard Ellis Group, Inc. "A"*                                                    21
                                                                                           --------
            REGIONAL BANKS (0.5%)
    5,370   BB&T Corp.                                                                          134
    5,810   Fifth Third Bancorp                                                                  58
    1,743   First Horizon National Corp.*                                                        24
    5,200   Huntington Bancshares, Inc.                                                          20
    7,160   KeyCorp                                                                              42
      700   M&T Bank Corp.                                                                       46
    4,100   Marshall & Ilsley Corp.                                                              24
    3,345   PNC Financial Services Group, Inc.                                                  191
    9,440   Regions Financial Corp.                                                              55
    4,000   SunTrust Banks, Inc.                                                                 94
    1,130   Zions Bancorp                                                                        15
                                                                                           --------
                                                                                                703
                                                                                           --------

================================================================================

22  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            REITs - DIVERSIFIED (0.1%)
    1,354   Vornado Realty Trust                                                           $     89
                                                                                           --------
            REITs - INDUSTRIAL (0.0%)
    3,345   ProLogis                                                                             44
                                                                                           --------
            REITs - OFFICE (0.0%)
    1,050   Boston Properties, Inc.                                                              70
                                                                                           --------
            REITs - RESIDENTIAL (0.1%)
      510   AvalonBay Communities, Inc.                                                          37
    2,235   Equity Residential Properties Trust                                                  72
                                                                                           --------
                                                                                                109
                                                                                           --------
            REITs - RETAIL (0.1%)
    2,670   Kimco Realty Corp.                                                                   33
    2,012   Simon Property Group, Inc.                                                          146
                                                                                           --------
                                                                                                179
                                                                                           --------
            REITs - SPECIALIZED (0.2%)
    1,880   HCP, Inc.                                                                            59
      940   Health Care REIT, Inc.                                                               42
    4,280   Host Hotels & Resorts, Inc.                                                          45
    1,180   Plum Creek Timber Co., Inc.                                                          40
      795   Public Storage                                                                       63
    1,230   Ventas, Inc.                                                                         53
                                                                                           --------
                                                                                                302
                                                                                           --------
            SPECIALIZED FINANCE (0.2%)
      480   CME Group, Inc.                                                                     158
      540   IntercontinentalExchange, Inc.*                                                      58
      920   Moody's Corp.                                                                        21
    1,180   NASDAQ OMX Group, Inc.*                                                              22
    2,110   NYSE Euronext                                                                        53
                                                                                           --------
                                                                                                312
                                                                                           --------
            THRIFTS & MORTGAGE FINANCE (0.1%)
    3,850   Hudson City Bancorp, Inc.                                                            51
    1,430   People's United Financial, Inc.                                                      23
                                                                                           --------
                                                                                                 74
                                                                                           --------
            Total Financials                                                                  9,950
                                                                                           --------
            HEALTH CARE (6.0%)
            ------------------
            BIOTECHNOLOGY (0.8%)
    7,200   Amgen, Inc.*                                                                        406
    2,050   Biogen Idec, Inc.*                                                                   96
    2,970   Celgene Corp.*                                                                      165

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

      560   Cephalon, Inc.*                                                                $     31
    1,920   Genzyme Corp.*                                                                       97
    6,410   Gilead Sciences, Inc.*                                                              295
                                                                                           --------
                                                                                              1,090
                                                                                           --------
            HEALTH CARE DISTRIBUTORS (0.2%)
    2,160   AmerisourceBergen Corp.                                                              53
    2,620   Cardinal Health, Inc.                                                                84
    1,315   CareFusion Corp.*                                                                    34
    1,500   McKesson Corp.                                                                       93
      760   Patterson Companies, Inc.*                                                           20
                                                                                           --------
                                                                                                284
                                                                                           --------
            HEALTH CARE EQUIPMENT (0.9%)
    4,460   Baxter International, Inc.                                                          243
    1,750   Becton, Dickinson and Co.                                                           131
    8,840   Boston Scientific Corp.*                                                             74
      720   C.R. Bard, Inc.                                                                      59
    1,160   Hospira, Inc.*                                                                       55
      290   Intuitive Surgical, Inc.*                                                            81
    8,060   Medtronic, Inc.                                                                     342
    2,430   St. Jude Medical, Inc.*                                                              89
    2,040   Stryker Corp.                                                                       103
      830   Varian Medical Systems, Inc.*                                                        39
    1,720   Zimmer Holdings, Inc.*                                                              102
                                                                                           --------
                                                                                              1,318
                                                                                           --------
            HEALTH CARE FACILITIES (0.0%)
    3,580   Tenet Healthcare Corp.*                                                              16
                                                                                           --------
            HEALTH CARE SERVICES (0.4%)
      900   DaVita, Inc.*                                                                        53
    1,770   Express Scripts, Inc.*                                                              152
      795   Laboratory Corp. of America Holdings*                                                58
    3,620   Medco Health Solutions, Inc.*                                                       229
      590   Quest Diagnostics, Inc.                                                              34
                                                                                           --------
                                                                                                526
                                                                                           --------
            HEALTH CARE SUPPLIES (0.0%)
    1,270   DENTSPLY International, Inc.                                                         42
                                                                                           --------
            HEALTH CARE TECHNOLOGY (0.0%)
    1,560   IMS Health, Inc.                                                                     34
                                                                                           --------
            LIFE SCIENCES TOOLS & SERVICES (0.2%)
    1,469   Life Technologies Corp.*                                                             73
      400   Millipore Corp.*                                                                     27

================================================================================

24  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

      300   PerkinElmer, Inc.                                                              $      6
    3,000   Thermo Fisher Scientific, Inc.*                                                     142
      690   Waters Corp.*                                                                        40
                                                                                           --------
                                                                                                288
                                                                                           --------
            MANAGED HEALTH CARE (0.4%)
    2,340   Aetna, Inc.                                                                          68
    2,340   CIGNA Corp.                                                                          75
    1,260   Coventry Health Care, Inc.*                                                          28
    1,210   Humana, Inc.*                                                                        50
    8,230   UnitedHealth Group, Inc.                                                            236
    3,360   WellPoint, Inc.*                                                                    182
                                                                                           --------
                                                                                                639
                                                                                           --------
            PHARMACEUTICALS (3.1%)
   11,100   Abbott Laboratories                                                                 605
    2,250   Allergan, Inc.                                                                      131
   13,700   Bristol-Myers Squibb Co.                                                            347
    7,160   Eli Lilly and Co.                                                                   263
    1,780   Forest Laboratories, Inc.*                                                           55
   19,520   Johnson & Johnson                                                                 1,227
      680   King Pharmaceuticals, Inc.*                                                           8
   22,133   Merck & Co., Inc.                                                                   801
    2,210   Mylan, Inc.*                                                                         39
   57,104   Pfizer, Inc.                                                                      1,038
      930   Watson Pharmaceuticals, Inc.*                                                        34
                                                                                           --------
                                                                                              4,548
                                                                                           --------
            Total Health Care                                                                 8,785
                                                                                           --------
            INDUSTRIALS (4.8%)
            ------------------
            AEROSPACE & DEFENSE (1.3%)
    5,150   Boeing Co.                                                                          270
    2,730   General Dynamics Corp.                                                              180
      900   Goodrich Corp.                                                                       53
    5,330   Honeywell International, Inc.                                                       205
    1,220   ITT Corp.                                                                            63
      830   L-3 Communications Holdings, Inc.                                                    65
    2,320   Lockheed Martin Corp.                                                               179
    1,340   Northrop Grumman Corp.                                                               73
    1,010   Precision Castparts Corp.                                                           105
    2,985   Raytheon Co.                                                                        154
    1,340   Rockwell Collins, Inc.                                                               72
    6,660   United Technologies Corp.                                                           448
                                                                                           --------
                                                                                              1,867
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            AIR FREIGHT & LOGISTICS (0.5%)
    1,230   C.H. Robinson Worldwide, Inc.                                                  $     68
      810   Expeditors International of Washington, Inc.                                         26
    2,650   FedEx Corp.                                                                         224
    6,570   United Parcel Service, Inc. "B"                                                     378
                                                                                           --------
                                                                                                696
                                                                                           --------
            AIRLINES (0.0%)
    3,590   Southwest Airlines Co.                                                               33
                                                                                           --------
            BUILDING PRODUCTS (0.0%)
    3,110   Masco Corp.                                                                          42
                                                                                           --------
            COMMERCIAL PRINTING (0.0%)
    1,460   R.R. Donnelley & Sons Co.                                                            30
                                                                                           --------
            CONSTRUCTION & ENGINEERING (0.1%)
    1,280   Fluor Corp.                                                                          54
      880   Jacobs Engineering Group, Inc.*                                                      31
      810   Quanta Services, Inc.*                                                               15
                                                                                           --------
                                                                                                100
                                                                                           --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    4,405   Caterpillar, Inc.                                                                   257
    1,700   Cummins, Inc.                                                                        76
    3,070   Deere & Co.                                                                         164
    2,572   PACCAR, Inc.                                                                         96
                                                                                           --------
                                                                                                593
                                                                                           --------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
    1,130   Cintas Corp.                                                                         32
    1,550   Iron Mountain, Inc.*                                                                 37
                                                                                           --------
                                                                                                 69
                                                                                           --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    5,060   Emerson Electric Co.                                                                210
      230   First Solar, Inc.*                                                                   27
    1,210   Rockwell Automation, Inc.                                                            53
                                                                                           --------
                                                                                                290
                                                                                           --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,526   Republic Services, Inc.                                                              71
      430   Stericycle, Inc.*                                                                    24
    3,525   Waste Management, Inc.                                                              116
                                                                                           --------
                                                                                                211
                                                                                           --------

================================================================================

26  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    1,060   Monster Worldwide, Inc.*                                                       $     15
      750   Robert Half International, Inc.                                                      17
                                                                                           --------
                                                                                                 32
                                                                                           --------
            INDUSTRIAL CONGLOMERATES (1.1%)
    4,660   3M Co.                                                                              361
   75,270   General Electric Co.                                                              1,206
    2,070   Textron, Inc.                                                                        41
                                                                                           --------
                                                                                              1,608
                                                                                           --------
            INDUSTRIAL MACHINERY (0.4%)
    1,835   Danaher Corp.                                                                       130
    1,320   Dover Corp.                                                                          54
    1,210   Eaton Corp.                                                                          77
      490   Flowserve Corp.                                                                      49
    3,320   Illinois Tool Works, Inc.                                                           162
      850   Pall Corp.                                                                           27
    1,120   Parker-Hannifin Corp.                                                                60
                                                                                           --------
                                                                                                559
                                                                                           --------
            OFFICE SERVICES & SUPPLIES (0.0%)
      660   Avery Dennison Corp.                                                                 25
    1,270   Pitney Bowes, Inc.                                                                   29
                                                                                           --------
                                                                                                 54
                                                                                           --------
            RAILROADS (0.5%)
    1,560   Burlington Northern Santa Fe Corp.                                                  153
    3,000   CSX Corp.                                                                           142
    2,600   Norfolk Southern Corp.                                                              134
    3,850   Union Pacific Corp.                                                                 244
                                                                                           --------
                                                                                                673
                                                                                           --------
            RESEARCH & CONSULTING SERVICES (0.0%)
      390   Dun & Bradstreet Corp.                                                               31
      720   Equifax, Inc.                                                                        20
                                                                                           --------
                                                                                                 51
                                                                                           --------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
      930   Fastenal Co.                                                                         35
      480   W.W. Grainger, Inc.                                                                  47
                                                                                           --------
                                                                                                 82
                                                                                           --------
            TRUCKING (0.0%)
      400   Ryder System, Inc.                                                                   16
                                                                                           --------
            Total Industrials                                                                 7,006
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            INFORMATION TECHNOLOGY (8.9%)
            -----------------------------
            APPLICATION SOFTWARE (0.2%)
    3,800   Adobe Systems, Inc.*                                                           $    133
    1,090   Autodesk, Inc.*                                                                      26
    1,240   Citrix Systems, Inc.*                                                                47
    1,730   Compuware Corp.*                                                                     12
    2,210   Intuit, Inc.*                                                                        65
      640   Salesforce.com, Inc.*                                                                40
                                                                                           --------
                                                                                                323
                                                                                           --------
            COMMUNICATIONS EQUIPMENT (1.2%)
      780   Ciena Corp.*                                                                          9
   40,855   Cisco Systems, Inc.*                                                                956
      980   Harris Corp.                                                                         43
    1,890   JDS Uniphase Corp.*                                                                  14
    3,970   Juniper Networks, Inc.*                                                             104
   15,930   Motorola, Inc.                                                                      127
   11,570   QUALCOMM, Inc.                                                                      521
    2,800   Tellabs, Inc.*                                                                       16
                                                                                           --------
                                                                                              1,790
                                                                                           --------
            COMPUTER HARDWARE (2.5%)
    6,410   Apple, Inc.*                                                                      1,282
   12,670   Dell, Inc.*                                                                         179
   17,550   Hewlett-Packard Co.                                                                 861
    9,540   International Business Machines Corp.                                             1,205
    5,330   Sun Microsystems, Inc.*                                                              45
    1,255   Teradata Corp.*                                                                      37
                                                                                           --------
                                                                                              3,609
                                                                                           --------
            COMPUTER STORAGE & PERIPHERALS (0.3%)
   14,680   EMC Corp.*                                                                          247
      670   Lexmark International, Inc. "A"*                                                     17
    2,010   NetApp, Inc.*                                                                        62
    1,600   SanDisk Corp.*                                                                       32
    1,200   Western Digital Corp.*                                                               44
                                                                                           --------
                                                                                                402
                                                                                           --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
      710   Affiliated Computer Services, Inc. "A"*                                              39
    3,810   Automatic Data Processing, Inc.                                                     166
    1,130   Computer Sciences Corp.*                                                             62
    2,280   Fidelity National Information Services, Inc.                                         51
      880   Fiserv, Inc.*                                                                        41
      650   MasterCard, Inc. "A"                                                                157
    2,340   Paychex, Inc.                                                                        73

================================================================================

28  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

    1,690   Total System Services, Inc.                                                    $     29
    3,885   Western Union Co.                                                                    72
                                                                                           --------
                                                                                                690
                                                                                           --------
            ELECTRONIC COMPONENTS (0.2%)
    1,270   Amphenol Corp. "A"                                                                   52
   11,020   Corning, Inc.                                                                       184
                                                                                           --------
                                                                                                236
                                                                                           --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,450   Agilent Technologies, Inc.*                                                          71
    1,020   FLIR Systems, Inc.*                                                                  29
                                                                                           --------
                                                                                                100
                                                                                           --------
            ELECTRONIC MANUFACTURING SERVICES (0.0%)
    1,810   Jabil Circuit, Inc.                                                                  24
    1,210   Molex, Inc.                                                                          23
                                                                                           --------
                                                                                                 47
                                                                                           --------
            HOME ENTERTAINMENT SOFTWARE (0.0%)
    2,640   Electronic Arts, Inc.*                                                               45
                                                                                           --------
            INTERNET SOFTWARE & SERVICES (0.9%)
    1,440   Akamai Technologies, Inc.*                                                           35
    6,790   eBay, Inc.*                                                                         166
    1,680   Google, Inc. "A"*                                                                   979
    1,380   VeriSign, Inc.*                                                                      31
    8,020   Yahoo!, Inc.*                                                                       120
                                                                                           --------
                                                                                              1,331
                                                                                           --------
            IT CONSULTING & OTHER SERVICES (0.1%)
    2,120   Cognizant Technology Solutions Corp. "A"*                                            93
                                                                                           --------
            OFFICE ELECTRONICS (0.0%)
    6,150   Xerox Corp.                                                                          47
                                                                                           --------
            SEMICONDUCTOR EQUIPMENT (0.1%)
    8,140   Applied Materials, Inc.                                                             100
      990   KLA-Tencor Corp.                                                                     31
    1,620   MEMC Electronic Materials, Inc.*                                                     20
      830   Novellus Systems, Inc.*                                                              17
    1,450   Teradyne, Inc.*                                                                      13
                                                                                           --------
                                                                                                181
                                                                                           --------
            SEMICONDUCTORS (1.0%)
    5,210   Advanced Micro Devices, Inc.*                                                        37
    2,150   Altera Corp.                                                                         45
    2,500   Analog Devices, Inc.                                                                 75
    3,180   Broadcom Corp. "A"*                                                                  93

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

   38,600   Intel Corp.                                                                    $    741
    1,440   Linear Technology Corp.                                                              39
    5,530   LSI Corp.*                                                                           29
    1,370   Microchip Technology, Inc.                                                           36
    6,140   Micron Technology, Inc.*                                                             46
    1,660   National Semiconductor Corp.                                                         24
    3,610   NVIDIA Corp.*                                                                        47
    8,770   Texas Instruments, Inc.                                                             222
    1,990   Xilinx, Inc.                                                                         45
                                                                                           --------
                                                                                              1,479
                                                                                           --------
            SYSTEMS SOFTWARE (1.8%)
    1,755   BMC Software, Inc.*                                                                  68
    2,830   CA, Inc.                                                                             62
    1,110   McAfee, Inc.*                                                                        42
   54,905   Microsoft Corp.                                                                   1,615
    2,530   Novell, Inc.*                                                                        10
   28,117   Oracle Corp.                                                                        621
      620   Red Hat, Inc.*                                                                       17
    5,910   Symantec Corp.*                                                                     105
                                                                                           --------
                                                                                              2,540
                                                                                           --------
            Total Information Technology                                                     12,913
                                                                                           --------
            MATERIALS (1.7%)
            ----------------
            ALUMINUM (0.1%)
    7,080   Alcoa, Inc.                                                                          88
                                                                                           --------
            CONSTRUCTION MATERIALS (0.0%)
      880   Vulcan Materials Co.                                                                 43
                                                                                           --------
            DIVERSIFIED CHEMICALS (0.4%)
    8,320   Dow Chemical Co.                                                                    231
    5,660   E.I. du Pont de Nemours & Co.                                                       196
      470   Eastman Chemical Co.                                                                 28
      100   FMC Corp.                                                                             5
    1,260   PPG Industries, Inc.                                                                 75
                                                                                           --------
                                                                                                535
                                                                                           --------
            DIVERSIFIED METALS & MINING (0.2%)
    2,961   Freeport-McMoRan Copper & Gold, Inc.*                                               245
      510   Titanium Metals Corp.                                                                 5
                                                                                           --------
                                                                                                250
                                                                                           --------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
      410   CF Industries Holdings, Inc.                                                         35
    3,860   Monsanto Co.                                                                        312
                                                                                           --------
                                                                                                347
                                                                                           --------

================================================================================

30  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            FOREST PRODUCTS (0.1%)
    1,495   Weyerhaeuser Co.                                                               $     58
                                                                                           --------
            GOLD (0.1%)
    3,220   Newmont Mining Corp.                                                                173
                                                                                           --------
            INDUSTRIAL GASES (0.2%)
    1,525   Air Products & Chemicals, Inc.                                                      126
      580   Airgas, Inc.                                                                         27
    2,250   Praxair, Inc.                                                                       185
                                                                                           --------
                                                                                                338
                                                                                           --------
            METAL & GLASS CONTAINERS (0.1%)
      690   Ball Corp.                                                                           34
    1,440   Owens-Illinois, Inc.*                                                                45
    1,020   Pactiv Corp.*                                                                        25
                                                                                           --------
                                                                                                104
                                                                                           --------
            PAPER PACKAGING (0.0%)
      790   Bemis Co., Inc.                                                                      23
    1,350   Sealed Air Corp.                                                                     30
                                                                                           --------
                                                                                                 53
                                                                                           --------
            PAPER PRODUCTS (0.1%)
    3,700   International Paper Co.                                                              94
    1,460   MeadWestvaco Corp.                                                                   40
                                                                                           --------
                                                                                                134
                                                                                           --------
            SPECIALTY CHEMICALS (0.1%)
    1,530   Ecolab, Inc.                                                                         69
      570   International Flavors & Fragrances, Inc.                                             23
    1,140   Sigma-Aldrich Corp.                                                                  61
                                                                                           --------
                                                                                                153
                                                                                           --------
            STEEL (0.1%)
      960   AK Steel Holding Corp.                                                               19
      260   Allegheny Technologies, Inc.                                                          9
    2,530   Nucor Corp.                                                                         107
      970   United States Steel Corp.                                                            44
                                                                                           --------
                                                                                                179
                                                                                           --------
            Total Materials                                                                   2,455
                                                                                           --------
            TELECOMMUNICATION SERVICES (1.5%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
   41,790   AT&T, Inc.                                                                        1,126
    1,581   CenturyTel, Inc.                                                                     56
    2,450   Frontier Communications Corp.                                                        19

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

    7,610   Qwest Communications International, Inc.                                       $     28
   20,705   Verizon Communications, Inc.                                                        651
    3,606   Windstream Corp.                                                                     36
                                                                                           --------
                                                                                              1,916
                                                                                           --------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    2,180   American Tower Corp. "A"*                                                            89
    2,120   MetroPCS Communications, Inc.*                                                       14
   24,510   Sprint Nextel Corp.*                                                                 91
                                                                                           --------
                                                                                                194
                                                                                           --------
            Total Telecommunication Services                                                  2,110
                                                                                           --------
            UTILITIES (1.7%)
            ----------------
            ELECTRIC UTILITIES (0.9%)
    1,390   Allegheny Energy, Inc.                                                               31
    3,380   American Electric Power Co., Inc.                                                   109
    8,194   Duke Energy Corp.                                                                   137
    2,810   Edison International                                                                 96
    1,430   Entergy Corp.                                                                       112
    4,675   Exelon Corp.                                                                        225
    1,215   FirstEnergy Corp.                                                                    52
    3,490   FPL Group, Inc.                                                                     181
    1,480   Northeast Utilities                                                                  36
    1,890   Pepco Holdings, Inc.                                                                 31
      850   Pinnacle West Capital Corp.                                                          30
    2,730   PPL Corp.                                                                            83
    1,360   Progress Energy, Inc.                                                                53
    5,510   Southern Co.                                                                        177
                                                                                           --------
                                                                                              1,353
                                                                                           --------
            GAS UTILITIES (0.1%)
    1,130   EQT Corp.                                                                            47
      360   Nicor, Inc.                                                                          14
    1,260   Questar Corp.                                                                        50
                                                                                           --------
                                                                                                111
                                                                                           --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    5,750   AES Corp.*                                                                           73
    1,520   Constellation Energy Group, Inc.                                                     48
    4,340   Dynegy, Inc. "A"*                                                                     8
                                                                                           --------
                                                                                                129
                                                                                           --------
            MULTI-UTILITIES (0.6%)
    1,840   Ameren Corp.                                                                         48
    2,760   CenterPoint Energy, Inc.                                                             37
    2,000   Consolidated Edison, Inc.                                                            86

================================================================================

32  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

    4,220   Dominion Resources, Inc.                                                       $    153
      920   DTE Energy Co.                                                                       37
      551   Integrys Energy Group, Inc.                                                          21
    2,360   NiSource, Inc.                                                                       34
    2,630   PG&E Corp.                                                                          111
    3,670   Public Service Enterprise Group, Inc.                                               115
      880   SCANA Corp.                                                                          31
    1,780   Sempra Energy                                                                        95
    1,830   TECO Energy, Inc.                                                                    27
      870   Wisconsin Energy Corp.                                                               39
    3,320   Xcel Energy, Inc.                                                                    67
                                                                                           --------
                                                                                                901
                                                                                           --------
            Total Utilities                                                                   2,494
                                                                                           --------
            Total Blue Chip Stocks (cost: $52,446)                                           68,322
                                                                                           --------

            TOTAL INVESTMENTS (COST: $137,023)                                             $148,553
                                                                                           ========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                    VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                          (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                  IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
                               FOR IDENTICAL ASSETS               INPUTS          INPUTS      TOTAL
---------------------------------------------------------------------------------------------------

Tax-Exempt Bonds                            $     -              $78,158              $-   $ 78,158
Tax-Exempt Money
   Market Instruments:
   Variable-Rate Demand Notes                     -                2,000               -      2,000
   Money Market Funds                            73                    -               -         73
Blue Chip Stocks                             68,322                    -               -     68,322
---------------------------------------------------------------------------------------------------
Total                                       $68,395              $80,158              $-   $148,553
---------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
  100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o CATEGORIES AND DEFINITIONS

  VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated
  maturity is longer.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS)  Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., Assured Guaranty Corp., Financial
         Guaranty Insurance Co., Financial Security Assurance, Inc., or National
         Public Finance Guarantee Corp.

================================================================================

34  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

         Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LIQ)  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JPMorgan
         Chase Bank, N.A.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  ADR    American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
         dollars.
  EDA    Economic Development Authority
  IDA    Industrial Development Authority/Agency
  ISD    Independent School District
  MTA    Metropolitan Transportation Authority
  PRE    Prerefunded to a date prior to maturity
  REIT   Real estate investment trust
  USD    Unified School District

o SPECIFIC NOTES

  (a)  Zero-coupon security. Rate represents the effective yield at the date of purchase.

  (b)  Restricted security that is not registered under the Securities Act of
       1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule
       144A, and as such has been deemed liquid by

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

       USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (c)  Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2009, was $3,300,000, which represented 2.3%
       of the Fund's net assets.

  (d)  At November 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

  (e)  At November 30, 2009, the aggregate market value of securities purchased on a when-issued basis was $4,016,000.

  (f)  Rate represents the money market fund annualized seven-day yield at
       November 30, 2009.

  (g)  Northern Trust Corp. is the parent of Northern Trust Investments, N.A., which is the subadviser of the Fund.

    *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

36  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $137,023)       $148,553
   Cash                                                                      30
   Receivables:
      Capital shares sold                                                    63
      Dividends and interest                                              1,247
                                                                       --------
         Total assets                                                   149,893
                                                                       --------
LIABILITIES
   Payables:
      Securities purchased                                                4,006
      Capital shares redeemed                                                29
   Accrued management fees                                                   53
   Accrued transfer agent's fees                                              1
   Other accrued expenses and payables                                       53
                                                                       --------
         Total liabilities                                                4,142
                                                                       --------
            Net assets applicable to capital shares outstanding        $145,751
                                                                       ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                     $151,977
   Accumulated undistributed net investment income                          914
   Accumulated net realized loss on investments                         (18,670)
   Net unrealized appreciation of investments                            11,530
                                                                       --------
            Net assets applicable to capital shares outstanding        $145,751
                                                                       ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                           11,935
                                                                       ========
   Net asset value, redemption price, and offering price per share     $  12.21
                                                                       ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $   830
   Interest                                                               2,106
                                                                        -------
         Total income                                                     2,936
                                                                        -------
EXPENSES
   Management fees                                                          308
   Administration and servicing fees                                        105
   Transfer agent's fees                                                     93
   Custody and accounting fees                                               48
   Postage                                                                    3
   Shareholder reporting fees                                                11
   Trustees' fees                                                             5
   Registration fees                                                         16
   Professional fees                                                         33
   Other                                                                      2
                                                                        -------
         Total expenses                                                     624
                                                                        -------
NET INVESTMENT INCOME                                                     2,312
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                          (1,734)
      Affiliated transactions (Note 7)                                        6
   Change in net unrealized appreciation/depreciation                    16,267
                                                                        -------
         Net realized and unrealized gain                                14,539
                                                                        -------
   Increase in net assets resulting from operations                     $16,851
                                                                        =======

See accompanying notes to financial statements.

================================================================================

38  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2009 (unaudited), and year ended
May 31, 2009

-----------------------------------------------------------------------------------------

                                                               11/30/2009       5/31/2009
-----------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                         $  2,312        $  4,910
   Net realized loss on investments                                (1,728)        (12,348)
   Change in net unrealized appreciation/depreciation of
      investments                                                  16,267         (24,321)
                                                                 -------------------------
      Increase (decrease) in net assets resulting from
         operations                                                16,851         (31,759)
                                                                 -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (2,207)         (5,067)
                                                                 -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        4,406           6,375
   Reinvested dividends                                             2,058           4,709
   Cost of shares redeemed                                         (8,164)        (21,651)
                                                                 -------------------------
      Decrease in net assets from capital share transactions       (1,700)        (10,567)
                                                                 -------------------------
   Net increase (decrease) in net assets                           12,944         (47,393)

NET ASSETS
   Beginning of period                                            132,807         180,200
                                                                 -------------------------
   End of period                                                 $145,751        $132,807
                                                                 =========================
Accumulated undistributed net investment income:
   End of period                                                 $    914        $    809
                                                                 =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                        378             561
   Shares issued for dividends reinvested                             179             419
   Shares redeemed                                                   (700)         (1,958)
                                                                 -------------------------
      Decrease in shares outstanding                                 (143)           (978)
                                                                 =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the
1940 Act. The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

40  | USAA GROWTH AND TAX STRATEGY FUND


================================================================================

    3.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
        Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    5.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),
        an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

        duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
    Therefore, no federal income tax provision is required.

D.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
    Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon

================================================================================

42  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    notification. Interest income is recorded daily on the accrual basis.
    Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
    and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2009, the Fund's outstanding delayed-delivery commitments, including interest purchased, were 4,006,000;
    all of which were when-issued securities.

F.  EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the
    Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30,
    2009, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2009, the Fund did not incur any brokerage commission recapture credits.

G.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2009, the Fund paid CAPCO facility fees of less than $500, which represents 0.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2010, in accordance with applicable tax law.

================================================================================

44  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2009, the Fund had capital loss carryovers of $7,055,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2015 and 2017, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                           ---------------------------
                           EXPIRES           BALANCE
                           -------          ----------
                            2015            $  833,000
                            2017             6,222,000
                                            ----------
                                     Total  $7,055,000
                                            ==========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended May 31, 2006, through May 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2009, were
$14,068,000 and $13,526,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

As of November 30, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30,
2009, were $17,985,000 and $6,455,000, respectively, resulting in net unrealized appreciation of $11,530,000.

(5) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the
    Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the
    Fund's assets, subject to the authority of and supervision by the Trust's
    Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the
    Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the
    Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to the performance of certain Lipper indexes. The portion of the performance adjustment that includes periods beginning August 1, 2006, is based on a Composite Index comprised of 51% of the Lipper General Municipal
    Debt Funds Index, which tracks the total return performance of the 30 largest funds within this category, and 49% of the Lipper Large-Cap Core
    Funds Index,

================================================================================

46   | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    which tracks the total return performance of the 30 largest funds within this category. The portion of the performance adjustment that includes periods before August 1, 2006, is based on the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds within this category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ---------------------------------------------------------------------------
    +/- 0.20% to 0.50%               +/- 0.04%
    +/- 0.51% to 1.00%               +/- 0.05%
    +/- 1.01% and greater            +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the applicable Lipper index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended November 30, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $308,000, which included a (0.06)% performance adjustment of $(42,000).

B.  SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Northern Trust Investments, N.A. (NTI), under which NTI directs the investment and reinvestment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund)
    pays NTI a subadvisory fee equal to the greater of a minimum annual fee of
    $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average net assets that NTI manages. For the six-month period ended
    November 30, 2009, the Manager incurred subadvisory fees, paid or payable to NTI, of $63,000.

C.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $105,000.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2009, the Fund reimbursed the Manager $3,000 for these compliance and legal services.
    These expenses are included in the professional fees on the Fund's statement of operations.

D.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30,
    2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of
    $93,000.

E.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

================================================================================

48  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2009, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                 COST TO         NET REALIZED
      SELLER               PURCHASER            PURCHASER       GAIN TO SELLER
------------------------------------------------------------------------------
USAA Growth and          USAA New York
  Tax Strategy Fund        Bond Fund           $2,015,000           $6,000

(8) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through January 19, 2010, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the
Fund's financial statements. Subsequent events that will affect future financial statements are as follows:

On December 4, 2009, the Fund received a reimbursement from SAS in the amount of
$21,000 related to corrections in fees paid for the administration and servicing of certain accounts. This amount will be reflected on the statement of operations as a reduction of expenses.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                  PERIOD ENDED
                                  NOVEMBER 30,                          YEAR ENDED MAY 31,
                                  --------------------------------------------------------------------------------
                                      2009           2009           2008           2007           2006        2005
                                  --------------------------------------------------------------------------------

Net asset value at
 beginning of period              $  11.00       $  13.80       $  14.75       $  14.40       $  14.65    $  14.61
                                  --------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                 .19            .40            .40            .38            .36         .34
 Net realized and
  unrealized gain (loss)              1.20          (2.80)          (.96)          1.37            .71        1.15
                                  --------------------------------------------------------------------------------
Total from investment
 operations                           1.39          (2.40)          (.56)          1.75           1.07        1.49
                                  --------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (.18)          (.40)          (.39)          (.39)          (.34)       (.35)
 Realized capital gains                  -              -              -          (1.01)          (.98)      (1.10)
                                  --------------------------------------------------------------------------------
Total distributions                   (.18)          (.40)          (.39)         (1.40)         (1.32)      (1.45)
                                  --------------------------------------------------------------------------------
Net asset value at end
 of period                        $  12.21       $  11.00       $  13.80       $  14.75       $  14.40    $  14.65
                                  ================================================================================
Total return (%)*                    12.79         (17.38)         (3.81)         12.67(a)        7.38       10.40
Net assets at end
 of period (000)                  $145,751       $132,807       $180,200       $201,778       $191,755    $188,469
Ratios to average
 net assets:**
 Expenses (%)(b)                       .89(c)         .90            .89            .91(a)         .83         .81
 Net investment income (%)            3.30(c)        3.46           2.80           2.66           2.44        2.37
Portfolio turnover (%)                  10             25             38             37            111         120

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2009, average net assets were $139,818,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                      (.00%)(+)      (.00%)(+)     (.00%)(+)      (.00%)(+)      (.01%)      (.03%)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

50  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2009, through
November 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                              BEGINNING          ENDING             DURING PERIOD*
                                            ACCOUNT VALUE     ACCOUNT VALUE         JUNE 1, 2009 -
                                            JUNE 1, 2009    NOVEMBER 30, 2009     NOVEMBER 30, 2009
                                           --------------------------------------------------------

Actual                                        $1,000.00          $1,127.90              $4.75

Hypothetical
  (5% return before expenses)                  1,000.00           1,020.61               4.51

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 12.79% for the six-month period of June 1,
  2009, through November 30, 2009.

================================================================================

52  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available (i) at usaa.com; and (ii) on the
SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

        USAA
        9800 Fredericksburg Road                              --------------
        San Antonio, TX 78288                                    PRSRT STD
                                                               U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------

>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
    27801-0110                               (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2009

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    01/26/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/27/2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/27/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.